8. LEASES: Schedule of lease expense and other information related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease expense	$ 7,499,568	$ 7,226,361
Operating cash flows from operating leases	$ 7,381,898	$ 7,055,046
Weighted-average remaining lease term –operating leases (in years)	7 years 18 days	7 years 25 days
Weighted-average discount rate –operating leases	4.47%	4.92%
Lease Maturity	$ 41,153,195	$ 40,196,270
Lease Maturity, Interest	(5,713,818)	(6,033,117)
Present Value of Lease Liability	35,439,377	34,163,153
2021
Lease Maturity	7,260,471	6,982,155
2022
Lease Maturity	6,385,647	6,444,448
2023
Lease Maturity	5,604,799	5,577,917
2024
Lease Maturity	5,249,730	4,846,460
2025
Lease Maturity	4,696,343	4,489,926
2026 and beyond
Lease Maturity	$ 11,956,205	$ 11,855,364